LEASING (Tables)	12 Months Ended
Dec. 31, 2024
Leasing
SCHEDULE OF COMPONENTS OF LEASE EXPENSE

The following table presents components of lease expense (in US$ thousands):

	Year ended	Year ended	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Components of lease expense:
Finance lease cost:
Amortization of right-of-use assets	$3,878	$3,290	$3,595
Interest on lease liabilities	450	166	390
Operating lease cost	7,515	8,715	7,142
Short-term lease (1)	174,542	146,206	136,818
Sublease income	-	(24)	(54)
Total lease expense	$186,385	$158,353	$147,891

(1)	Leases with a term of one year or less, including leases with a term of one month or less.

SCHEDULE OF AMOUNTS RECOGNIZED IN THE CONSOLIDATED BALANCE SHEET

Amounts recognized in the Consolidated Balance Sheet (in US$ thousands):

	As of December 31, 2024	As of December 31, 2023
Components of balance sheet:
Operating leases:
Operating lease right-of-use assets (non-current)	$26,042	31,628
Current portion of operating lease liabilities	5,449	7,406
Operating lease liabilities (non-current)	20,843	25,145
Finance leases:
Property, plant and equipment, net (non-current)	$9,244	11,943
Other current liabilities	5,336	3,403
Other liabilities (not current)	-	4,128

SCHEDULE OF OPERATING LEASE LIABILITIES
	Year ended	Year ended	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Other supplemental information (in US$ thousands except percentages):
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used by operating leases	$6,926	$8,317	$6,662
Operating cash flows used by finance leases	450	166	390
Financing cash flows used by finance leases	3,193	2,403	3,108
Noncash investing and financing activities:
Right-of-use assets obtained in exchange for lease obligations on adoption of ASC 842:
Operating leases			33,651
Finance leases			10,771
Modifications of right-of-use assets obtained in exchange for lease obligations during the year ended:
Operating leases	(157)	2,360	-
Finance leases	-	-	-
Right-of-use assets obtained in exchange for lease obligations during the year ended:
Operating leases	1,679	5,855	1,945
Finance leases	1,126	7,679	-
Derecognition of prepaid rent upon adoption of ASC 842:			93
Derecognition of prepaid rent upon adoption of ASC 842 during the year ended:	-	-	683
Derecognition of tenant improvements upon adoption of ASC 842:			362
Weighted-average remaining lease term:
Operating leases	14.70 years	12.84 years	14.29 years
Finance leases	0.92 years	2.68 years	1.35 years
Weighted-average discount rate for operating leases
Operating leases	7.90%	7.60%	7.39%
Finance leases	7.12%	7.07%	5.88%

SCHEDULE OF MATURITIES OF OUR LEASE LIABILITIES

Maturities of our lease liabilities are as follows (in US$ thousands):

	As of		As of
	December 31, 2024		December 31, 2023
	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Year:
2024	$-	$-	$8,306	$3,833
2025	6,148	5,567	7,394	3,600
2026	3,503	-	3,847	720
2027	3,110	-	2,864	-
2028	3,035	-	2,285	-
2029	2,449	-	-	-
Thereafter	31,300	-	32,670	-
Total lease payments	49,545	5,567	57,366	8,153
Less: imputed interest	(23,253)	(231)	(24,815)	(622)
Total	$26,292	$5,336	$32,551	$7,531